Note 1 - Convertible Debenture Assumptions (Details)	12 Months Ended
Dec. 31, 2015
Expected volatility	133.19%
Risk-free interest rate	0.23%
Weighted average expected lives in years (Year)	1 year 18 days
Expected dividend	0.00%